Commitments and Contingencies (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) (10-K)					1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 13, 2019 USD ($)	Jul. 02, 2019 USD ($)	Apr. 18, 2019 USD ($) ft²	Jul. 31, 2018 USD ($)	Sep. 30, 2018	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019	Jun. 30, 2020	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Nov. 05, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 13, 2020 USD ($)	Jan. 02, 2019 USD ($)
Concentration risk percentage							100.00%	100.00%		100.00%	100.00%		100.00%	100.00%
Debt instrument principal amount							$ 3,350,100			$ 3,350,100
Lease description										The Company has operating leases for its warehouse facility and for equipment under agreements that expire at various dates through 2023.			The Company has entered into operating leases for office and production facilities and equipment under agreements that expire at various dates through 2026.
Operating lease liabilities						$ 3,458,000	5,000			$ 5,000			$ 3,300,000	$ 3,458,000		$ 3,458,000
Brooklyn Immunotherapeutics, LLC [Member]
Lease expiration term		Dec. 31, 2025
Rent expense		$ 485,061
Lease description		In connection with the Business Combination, BITX also assumed IRX's lease for laboratory space in Brooklyn, New York (the "Laboratory Lease"), with annual rent expense for the first year of $314,577 beginning on the date of the Business Combination. Effective on July 1, 2019, the Laboratory Lease was amended to increase the space rented under the Laboratory Lease. Annual rent expense (including the Company's pro rata share of operating expenses) for 12 months beginning July 1, 2019 increased to $485,061 pursuant to the amended Laboratory Lease, and the rent increases 3% on January 1 of each lease year. The Laboratory Lease expires on December 31, 2025.
Sublease payments										58,957	$ 6,535
Operating lease liabilities							$ 100,700			$ 100,700			103,056
Brooklyn Immunotherapeutics, LLC [Member] | Successor [Member]
Rent expense						$ 77,170							544,214
Sublease payments													32,676
Operating lease liabilities													$ 103,350
Brooklyn Immunotherapeutics, LLC [Member] | Predecessor [Member]
Rent expense												$ 480,577
Brooklyn Immunotherapeutics, LLC [Member] | Office Lease [Member]
Lease expiration term													Nov. 30, 2026
Rent expense													$ 93,275
Brooklyn Immunotherapeutics, LLC [Member] | Laboratory Lease [Member]
Rent expense													$ 314,577
Brooklyn Immunotherapeutics, LLC [Member] | Predecessor Royalty Agreements [Member]
Concentration risk percentage												7.00%
Brooklyn Immunotherapeutics, LLC [Member] | Collaborator Royalty Agreement [Member]
Concentration risk percentage													6.00%
Brooklyn Immunotherapeutics, LLC [Member] | Investor Royalty Agreement [Member]
Concentration risk percentage					4.00%				4.00%
Royalty agreement expiration date, description					The Investor Royalty Agreement expires in September 2028.				The Investor Royalty Agreement expires in September 2028.
Brooklyn Immunotherapeutics, LLC [Member] | CEO Separation Agreement [Member] | Chief Executive Officer [Member]
Severance pay	$ 225,000			$ 275,000
Debt instrument principal amount				$ 31,731
Unused vacation time	37,518
Health and dental insurance plan	$ 14,032
Brooklyn Immunotherapeutics, LLC [Member] | IRX Therapeutics, Inc [Member]
Business combination percentage													25.00%
Legal settlements															$ 150,000
Brooklyn Immunotherapeutics, LLC [Member] | Nezu Asia Capital Management, LLC [Member] | Sublease Agreement [Member]
Lease expiration term			Oct. 31, 2026
Area of land | ft²			999
Lease term			8 years
Sublease payments			$ 78,422
Increase in rent expense			2.25%